Business Segment Information - Additional Information (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Semiconductors
Segment Reporting Information [Line Items]
Decrease in allocated expense	¥ (3.2)
Imaging Products & Solutions
Segment Reporting Information [Line Items]
Decrease in allocated expense	(2.0)
Corporate and Eliminations
Segment Reporting Information [Line Items]
Increase in corporate income	¥ 7.5